Nature of the business, Description (Details) $ / shares in Units, $ in Thousands, € in Millions		1 Months Ended			9 Months Ended
	Mar. 22, 2024 USD ($) Asset MW	Apr. 30, 2024 h MW	Jul. 31, 2022 mi	May 31, 2022 Asset MW	Sep. 30, 2024 USD ($)	Oct. 23, 2024 USD ($)	Oct. 23, 2024 EUR (€)	May 27, 2024 $ / shares	Dec. 31, 2023 USD ($)	Feb. 24, 2023
Nature of the business [Abstract]
Fixed interest rate										4.21%
Investments accounted for using equity method					$ 212,052				$ 230,307
Algonquin [Member]
Nature of the business [Abstract]
Gross capacity | MW		100
Duration capacity of battery | h		4
Period of PPA					15 years
Algonquin [Member] | Bottom of range [member]
Nature of the business [Abstract]
Investments accounted for using equity method					$ 320,000
Algonquin [Member] | Top of range [member]
Nature of the business [Abstract]
Investments accounted for using equity method					$ 340,000
UK Wind 1 and UK Wind 2 [Member]
Nature of the business [Abstract]
Percentage of interest acquired	100.00%
Number of wind assets acquired in United Kingdom | Asset	2
Gross capacity | MW	32
Investments accounted for using equity method	$ 66,000
6.375% Green Senior Notes Due 2032 [Member] | Subsequent Events [Member]
Nature of the business [Abstract]
Fixed interest rate						6.375%	6.375%
Principal amount						$ 745,000
5.625% Green Senior Notes Due 2032 [Member] | Subsequent Events [Member]
Nature of the business [Abstract]
Fixed interest rate						5.625%	5.625%
Principal amount | €							€ 500
Bidco [Member]
Nature of the business [Abstract]
Percentage of shares to be sold								100.00%
Equity interests to be sold per share (in dollars per share) | $ / shares								$ 22
Honda 1 and 2 [Member]
Nature of the business [Abstract]
Percentage of interest acquired				50.00%
Gross capacity | MW				20
Period of PPA					7 years
Number of PV assets | Asset				2
ATN Expansion 3 [Member]
Nature of the business [Abstract]
Investments accounted for using equity method					$ 12,000
Period of PPA					17 years
Length of transmission lines | mi			2.4
Expected COD					2024